ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gains on fixed maturity securities available-for-sale arising during the year, net of taxes	$ 28,656	$ 2,083	$ 23,856
Reclassification of net realized gain (loss) included in net income	134	(18)	(477)
Foreign currency translation adjustments	36	20	27
Other comprehensive income	$ 28,826	$ 2,085	$ 23,406